CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($) $ / shares shares		Dec. 31, 2019 COP ($) $ / shares shares	Dec. 31, 2018 COP ($) $ / shares shares
Other comprehensive income	$ 442,064		$ 127,033	$ 703,265
Common shares
Number of shares outstanding | shares	509,704,584		509,704,584	509,704,584
Preference shares
Number of shares outstanding | shares	452,122,416		452,122,416	452,122,416
Dividends paid, ordinary shares per share | $ / shares	$ 1.638		$ 1,092	$ 1,020
Grupo Agromercantil Holding S.A.
Percentage of common stock acquired	40.00%
Non-Controlling interest
Other comprehensive income	$ 441,199	[1]	$ 6,056	$ 25,911
Non-Controlling interest | Error correction adjustment
Other comprehensive income	315,138
Translation adjustment
Other comprehensive income	37,126	[1]	$ 64,910	$ 631,813
Translation adjustment | Error correction adjustment
Other comprehensive income	$ (315,138)

[1]	As of September 30, 2020, the Bank determined that the presentation of the amounts of non-controlling interest, disclosed in its consolidated financial statements were incorrect due to a miscalculation in the translation from US dollars to Colombian pesos of the fair value of non-controlling interest in Grupo Agromercantil Holding S.A and therefore should be corrected. The error was originated when the Bank, applying the acquisition method registered the fair value of the non-controlling interest of Grupo Agromercantil Holding S.A, using an incorrect exchange rate to translate US dollars to Colombian pesos. Since the acquisition date, the amount of the error amounted to COP315,138 without any variation. For the purposes of the financial statements ending December 31, 2020 the Bank has increased Non-controlling interest line and decreased Accumulated foreign currency translation adjustments line by COP315,138, both in shareholder’s equity and, no other effects in accounts of financial statements were identified. According to the analysis performed, the Bank was determined that the correction of the presentation of the non-controlling interest and translation adjustment, should not be considered material for the financial statements, given the quantitative analysis and all qualitative considerations. For that reason the figures of non-controlling interest and translation adjustment have been corrected as of December 31, 2020 as an out of period adjustment.